Dividends - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Dividends Payable [Line Items]
Cash dividends paid to common stockholders	$ 43,638	$ 43,887	$ 46,056